Prepaid Land Lease Payments (Details) - Land use rights - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Prepaid land lease payments	$ 11,098	$ 10,400
Less: accumulated amortization	2,070	1,703
Net carrying value	$ 9,028	$ 8,697